UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
800 Boylston Street

Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: May 31, 2011

Date of reporting period: February 28, 2011

Item 1. Schedule of Investments:

Putnam Asset Allocation: Equity Portfolio
The fund's portfolio
2/28/11 (Unaudited)

COMMON STOCKS (90.0%)(a)
	Shares	Value

Advertising and marketing services (0.4%)
Nu Skin Enterprises, Inc. Class A	129	$4,118
Omnicom Group, Inc.	2,807	142,876
ValueClick, Inc. (NON)	124	1,851
		148,845

Aerospace and defense (1.0%)
Lockheed Martin Corp.	1,794	142,013
Raytheon Co.	2,798	143,286
United Technologies Corp.	376	31,411
		316,710

Agriculture (0.1%)
Andersons, Inc. (The)	458	22,002
Austevoll Seafood ASA (Norway)	745	5,919
HQ Sustainable Maritime Industries, Inc. (NON)	287	1,174
Pescanova SA (Spain)	162	6,172
		35,267

Airlines (0.6%)
Aeroflot - Russian Airlines OJSC (Russia)	7,176	17,940
Alaska Air Group, Inc. (NON)	160	9,512
Qantas Airways, Ltd. (Australia) (NON)	24,790	59,437
Turk Hava Yollari (Turkey) (NON)	4,836	13,560
United Continental Holdings, Inc. (NON)	4,249	102,146
US Airways Group, Inc. (NON)	296	2,549
		205,144

Automotive (0.9%)
Kia Motors Corp. (South Korea)	768	39,204
NGK Spark Plug Co., Ltd. (Japan)	1,000	14,973
Peugeot SA (France) (NON)	1,910	76,494
Sinotruk Hong Kong, Ltd. (China)	10,000	9,600
Suzuki Motor Corp. (Japan)	1,800	42,710
Tata Motors, Ltd. (India)	728	17,497
Tesla Motors, Inc. (NON)	89	2,126
TRW Automotive Holdings Corp. (NON)	937	53,222
Valeo SA (France) (NON)	557	34,674
Volkswagen AG (Preference) (Germany)	43	7,294
		297,794

Banking (6.0%)
Australia & New Zealand Banking Group, Ltd. (Australia)	4,254	105,028
Banca Intesa SpA RSP (Italy)	7,065	20,693
Banca Monte dei Paschi di Siena SpA (Italy) (NON)	14,695	19,594
Banco Bradesco SA ADR (Brazil)	3,447	67,492
Banco Latinoamericano de Exportaciones SA Class E
(Panama)	440	7,392
Banco Popolare SC (Italy)	5,242	18,306
Bank of America Corp.	8,108	115,863
Bank of the Ozarks, Inc.	223	9,600
Bank Rakyat Indonesia (Indonesia)	40,000	21,450
Barclays PLC (United Kingdom)	16,763	87,223
BNP Paribas SA (France)	1,054	82,315
China Construction Bank Corp. (China)	30,000	26,233
Chongqing Rural Commercial Bank Co., Ltd. (China) (NON)	14,000	10,930
Chuo Mitsui Trust Holdings, Inc. (Japan)	9,000	38,459
Citigroup, Inc. (NON)	11,231	52,561
Community Bank System, Inc.	194	4,881
Danske Bank A/S (Denmark) (NON)	1,860	43,697
Fifth Third Bancorp	4,177	60,984
Financial Institutions, Inc.	263	5,073
First Financial Bancorp	305	5,164
Flushing Financial Corp.	451	6,458
Grupo Financiero Banorte SAB de CV (Mexico)	4,002	18,156
Home Bancshares, Inc.	200	4,506
HSBC Holdings PLC (London Exchange) (United Kingdom)	1,442	15,905
Hudson City Bancorp, Inc.	8,717	100,246
Huntington Bancshares, Inc.	6,770	46,307
Industrial & Commercial Bank of China, Ltd. (China)	99,000	76,258
Industrial Bank of Korea (IBK) (South Korea)	1,690	25,369
International Bancshares Corp.	320	6,109
Intesa Sanpaolo SpA (Italy)	27,671	93,347
JPMorgan Chase & Co.	3,381	157,859
Kasikornbank PCL NVDR (Thailand)	4,500	17,425
Lloyds Banking Group PLC (United Kingdom) (NON)	86,348	87,036
Mediobanca SpA (Italy)	3,389	35,879
Merchants Bancshares, Inc.	124	3,162
Metro Bancorp, Inc. (NON)	202	2,477
Orrstown Financial Services, Inc.	114	3,135
Park National Corp.	42	2,765
PNC Financial Services Group, Inc.	2,513	155,052
Popular, Inc. (Puerto Rico) (NON)	1,048	3,406
Republic Bancorp, Inc. Class A	96	1,645

Sberbank OJSC (Russia) (NON)	22,596	79,990
Southside Bancshares, Inc.	234	5,338
Suffolk Bancorp	122	2,512
UniCredito Italiano SpA (Italy)	21,018	54,048
Virginia Commerce Bancorp Inc. (NON)	659	3,888
Wells Fargo & Co.	3,698	119,297
Westpac Banking Corp. (Australia)	2,049	49,378
		1,979,891

Basic materials (0.2%)
African Rainbow Minerals, Ltd. (South Africa)	776	23,478
AMCOL International Corp.	232	7,241
Avalon Rare Metals, Inc. (Canada) (NON)	662	4,942
Canada Lithium Corp. (Canada) (NON)	2,411	3,352
China Rare Earth Holdings, Ltd. (China) (NON)	4,000	1,795
Extract Resources, Ltd. (Australia) (NON)	127	1,203
Galaxy Resources, Ltd. (Australia) (NON)	974	1,447
General Moly, Inc. (NON)	319	1,672
Great Western Minerals Group, Ltd. (Canada) (NON)	3,000	2,749
Greenland Minerals & Energy, Ltd. (Australia) (NON)	1,097	1,459
Lynas Corp., Ltd. (Australia) (NON)	2,777	5,598
MagIndustries Corp. (Canada) (NON)	3,823	787
Metminco, Ltd. (Australia) (NON)	3,619	1,420
Neo Material Technologies, Inc. (Canada) (NON)	300	2,663
Noront Resources, Ltd. (Canada) (NON)	1,446	1,161
Orocobre, Ltd. (Australia) (NON)	637	1,904
Paladin Energy, Ltd. (Australia) (NON)	421	2,147
STR Holdings, Inc. (NON)	137	2,481
		67,499

Beverage (1.2%)
Akasha Wira International Tbk PT (Indonesia) (NON)	5,500	649
Coca-Cola Co. (The)	1,852	118,380
Coca-Cola Hellenic Bottling Co. SA (Greece)	901	24,550
Dr. Pepper Snapple Group, Inc.	3,372	121,594
Heckmann Corp. (NON)	1,351	7,728
Heineken Holding NV (Netherlands)	471	21,636
PepsiCo, Inc.	1,305	82,763
Synergy Co. (Russia) (NON)	673	28,784
		406,084

Biotechnology (0.8%)
AMAG Pharmaceuticals, Inc. (NON)	231	4,253
Amylin Pharmaceuticals, Inc. (NON)	137	2,096
Auxilium Pharmaceuticals, Inc. (NON)	157	3,528
BioMarin Pharmaceuticals, Inc. (NON)	132	3,229
Complete Genomics, Inc. (NON) (S)	688	5,022
Cubist Pharmaceuticals, Inc. (NON)	130	2,851
Dendreon Corp. (NON)	93	3,124
Enzon Pharmaceuticals, Inc. (NON)	396	4,229
Gilead Sciences, Inc. (NON)	4,197	163,599
Human Genome Sciences, Inc. (NON)	235	5,882
Illumina, Inc. (NON)	485	33,659
Ironwood Pharmaceuticals, Inc. (NON)	171	2,091
Momenta Pharmaceuticals, Inc. (NON)	117	1,624
Pacific Biosciences of California, Inc. (NON)	674	10,609
Sequenom, Inc. (NON)	506	3,107
United Therapeutics Corp. (NON)	89	6,001
Vanda Pharmaceuticals, Inc. (NON)	296	2,179
Viropharma, Inc. (NON)	566	10,148
		267,231

Broadcasting (0.3%)
Knology, Inc. (NON)	230	3,202
M6-Metropole Television (France)	468	11,834
Mediaset SpA (Italy)	10,305	66,284
Sinclair Broadcast Group, Inc. Class A	326	4,218
		85,538

Building materials (--%)
Geberit International AG (Switzerland)	48	10,362
		10,362

Cable television (0.9%)
DIRECTV Class A (NON)	3,497	160,757
HSN, Inc. (NON)	155	5,034
IAC/InterActiveCorp. (NON)	3,765	116,979
		282,770

Chemicals (2.8%)
Albemarle Corp.	1,449	83,404
Cytec Industries, Inc.	930	52,852
Ferro Corp. (NON)	864	13,755
Formosa Chemicals & Fibre Corp. (Taiwan)	5,000	17,073
Hawkins, Inc.	50	1,914
Innophos Holdings, Inc.	207	8,866
International Flavors & Fragrances, Inc.	1,193	67,941
Koninklijke DSM NV (Netherlands)	504	29,604
Koppers Holdings, Inc.	369	14,911
Lubrizol Corp. (The)	791	86,116
Minerals Technologies, Inc.	204	13,236

Mitsui Chemicals, Inc. (Japan)	22,000	82,393
Monsanto Co.	1,353	97,267
NewMarket Corp.	34	4,356
Nitto Denko Corp. (Japan)	2,000	120,983
OM Group, Inc. (NON)	390	13,724
PPG Industries, Inc.	1,456	128,681
Quaker Chemical Corp.	80	3,098
Silvinit OJSC (Russia) (NON)	22	22,578
Stepan, Co.	56	3,931
TPC Group, Inc. (NON)	107	3,108
Vale Fertilizantes SA (Preference) (Brazil) (NON)	1,760	18,748
W.R. Grace & Co. (NON)	760	28,910
Yara International ASA (Norway)	328	17,387
		934,836

Coal (1.0%)
Alpha Natural Resources, Inc. (NON)	26	1,410
China Coal Energy Co. (China)	1,000	1,432
China Shenhua Energy Co., Ltd. (China)	500	2,084
Cloud Peak Energy, Inc. (NON)	254	5,207
CONSOL Energy, Inc.	56	2,840
James River Coal Co. (NON)	231	4,851
Peabody Energy Corp.	2,822	184,813
PT Adaro Energy Tbk (Indonesia)	61,000	17,056
SouthGobi Resources, Ltd. (Canada) (NON)	100	1,637
Walter Energy, Inc.	850	102,859
		324,189

Commercial and consumer services (1.4%)
Alliance Data Systems Corp. (NON)	82	6,457
AMERCO (NON)	22	2,125
Bunzl PLC (United Kingdom)	1,284	15,875
Compass Group PLC (United Kingdom)	1,342	12,084
Ctrip.com Int'l, Ltd. ADR (China) (NON)	193	7,483
Deluxe Corp.	343	8,764
Dun & Bradstreet Corp. (The)	1,203	97,202
Expedia, Inc.	2,793	55,469
EZCORP, Inc. Class A (NON)	454	13,021
Great Lakes Dredge & Dock Corp.	728	5,729
Green Dot Corp. Class A (NON)	54	2,819
Imperial Holdings, Ltd. (South Africa)	917	14,764
KOC Holding AS (Turkey)	3,481	14,597
Landauer, Inc.	38	2,390
Moody's Corp.	3,185	101,602
Randstad Holding NV (Netherlands) (NON)	132	7,118
Sotheby's Holdings, Inc. Class A	77	3,790
Swire Pacific, Ltd. (Hong Kong)	5,000	70,182
Team, Inc. (NON)	113	2,930
TNS, Inc. (NON)	332	6,258
Wheelock and Co., Ltd. (Hong Kong)	4,000	14,604
		465,263

Communications equipment (1.2%)
Ceragon Networks, Ltd. (Israel) (NON)	334	4,152
Cisco Systems, Inc. (NON)	7,183	133,316
F5 Networks, Inc. (NON)	301	35,521
Harris Corp.	2,972	138,674
Netgear, Inc. (NON)	122	4,002
Plantronics, Inc.	101	3,524
Powerwave Technologies, Inc. (NON)	1,393	5,140
Qualcomm, Inc.	797	47,485
Wistron NeWeb Corp. (Taiwan)	5,000	16,515
		388,329

Components (--%)
Coherent, Inc. (NON)	70	4,323
		4,323

Computers (5.5%)
Acme Packet, Inc. (NON)	31	2,332
Actuate Corp. (NON)	385	1,836
Anixter International, Inc.	214	15,327
Apple, Inc. (NON)	1,199	423,499
Black Box Corp.	195	7,447
Checkpoint Systems, Inc. (NON)	288	6,273
China Water Industry Group, Ltd. (Hong Kong) (NON)	76,000	1,489
Dell, Inc. (NON)	7,427	117,569
EMC Corp. (NON)	1,516	41,250
F-Secure OYJ (Finland)	995	3,021
Fortinet, Inc. (NON)	510	20,828
Fujitsu, Ltd. (Japan)	12,000	81,267
Hewlett-Packard Co.	6,393	278,927
Hitachi, Ltd. (Japan)	15,000	91,131
IBM Corp.	1,442	233,431
Ixia (NON)	367	6,441
Kingdee International Software Group Co., Ltd. (China)	4,000	2,436
Lexmark International, Inc. Class A (NON)	117	4,391
Magma Design Automation, Inc. (NON)	944	6,278
Monotype Imaging Holdings, Inc. (NON)	246	3,291
NCI, Inc. (NON)	81	1,855
NetApp, Inc. (NON)	548	28,310
NetSuite, Inc. (NON)	518	15,545
Polycom, Inc. (NON)	348	16,634

Progress Software Corp. (NON)	234	6,870
Quantum Corp. (NON)	1,814	4,698
Quest Software, Inc. (NON)	675	18,083
Riverbed Technolgy, Inc. (NON)	87	3,592
Seagate Technology (NON)	7,551	95,898
SMART Modular Technologies (WWH), Inc. (NON)	360	2,495
STEC, Inc. (NON)	160	3,269
Synchronoss Technologies, Inc. (NON)	296	10,141
TeleCommunication Systems, Inc. Class A (NON)	928	3,963
Teradata Corp. (NON)	3,920	187,454
VeriFone Systems, Inc. (NON)	155	7,043
Western Digital Corp. (NON)	1,613	49,326
Wistron Corp. (Taiwan)	13,000	23,192
Xyratex, Ltd. (United Kingdom) (NON)	759	9,647
		1,836,479

Conglomerates (2.0%)
3M Co.	248	22,873
General Electric Co.	10,716	224,179
Honeywell International, Inc.	3,588	207,781
Marubeni Corp. (Japan)	1,000	7,679
Mitsui & Co., Ltd. (Japan)	5,200	94,968
Silex Systems, Ltd. (Australia) (NON)	152	814
SPX Corp.	1,324	105,602
		663,896

Construction (0.4%)
BBMG Corp. (China)	8,500	11,364
Broadwind Energy, Inc. (NON) (S)	1,313	2,101
China National Building Material Co., Ltd. (China)	10,000	24,734
China National Materials Co., Ltd. (China)	26,000	22,290
Fletcher Building, Ltd. (New Zealand)	4,206	27,875
Insituform Technologies, Inc. (NON)	297	7,674
Layne Christensen Co. (NON)	155	5,172
Siam Cement PCL NVDR (Thailand)	1,500	15,358
		116,568

Consumer (0.5%)
Helen of Troy, Ltd. (Bermuda) (NON)	76	2,123
Kimberly-Clark Corp.	2,327	153,349
Signet Jewelers, Ltd. (Bermuda) (NON)	78	3,422
		158,894

Consumer finance (1.1%)
African Bank Investments, Ltd. (South Africa)	4,323	22,170
American Express Co.	3,962	172,624
Cardtronics, Inc. (NON)	311	5,893
Dollar Financial Corp. (NON)	418	8,941
Nelnet, Inc. Class A	473	10,562
SLM Corp. (NON)	10,177	150,823
World Acceptance Corp. (NON)	82	4,904
		375,917

Consumer goods (1.6%)
ACCO Brands Corp. (NON)	517	4,420
Energizer Holdings, Inc. (NON)	816	54,533
Estee Lauder Cos., Inc. (The) Class A	869	82,042
Inter Parfums, Inc.	221	3,993
Kao Corp. (Japan)	1,000	26,984
National Presto Industries, Inc.	37	4,682
Prestige Brands Holdings, Inc. (NON)	462	5,091
Procter & Gamble Co. (The)	3,002	189,276
Reckitt Benckiser Group PLC (United Kingdom)	1,319	68,020
Revlon, Inc. Class A (NON)	231	3,451
Unilever NV (Netherlands)	2,936	88,569
		531,061

Consumer services (0.2%)
Alibaba.com, Ltd. (China)	2,500	4,696
Avis Budget Group, Inc. (NON)	1,136	17,404
E-Commerce China Dangdang, Inc. ADR (China) (NON)	192	4,886
Itron, Inc. (NON)	185	10,491
Mecox Lane, Ltd. ADR (China) (NON)	385	2,067
SRA International, Inc. Class A (NON)	265	7,216
WebMD Health Corp. (NON)	47	2,726
		49,486

Containers (--%)
Graham Packaging Co., Inc. (NON)	457	7,764
		7,764

Distribution (1.0%)
Beijing Enterprises Water Group, Ltd. (Rights) (Hong
Kong) (F)	6,000	1,005
Beijing Enterprises Water Group, Ltd. (Hong Kong) (NON)	12,000	4,303
Core-Mark Holding Co., Inc. (NON)	121	4,108
Genuine Parts Co.	1,829	96,370
Spartan Stores, Inc.	212	3,195
W.W. Grainger, Inc.	998	132,944
Wolseley PLC (China) (NON)	2,623	91,359

		333,284

Electric utilities (2.8%)
Alliant Energy Corp.	921	36,269
Ameren Corp.	879	24,577
Ameresco, Inc. Class A (NON)	192	2,769
BKW FMB Energie AG (Switzerland)	47	4,023
Chubu Electric Power, Inc. (Japan)	300	7,922
CMS Energy Corp.	1,745	33,609
DPL, Inc.	1,939	50,453
EDF (France)	91	4,059
Enel SpA (Italy)	15,947	95,046
Energias de Portugal (EDP) SA (Portugal)	18,287	69,364
Energy Development Corp. (Philippines)	28,800	3,720
EnerNOC, Inc. (NON)	86	1,658
Entergy Corp.	890	63,368
Exelon Corp.	3,554	148,415
FirstEnergy Corp.	3,156	120,875
Hokkaido Electric Power Co., Inc. (Japan)	100	2,148
Hokuriku Electric Power Co. (Japan)	100	2,521
Huaneng Power International, Inc. (China)	2,000	1,120
Kansai Electric Power, Inc. (Japan)	200	5,254
Kyushu Electric Power Co., Inc. (Japan)	200	4,649
NextEra Energy, Inc.	167	9,263
Public Power Corp. SA (Greece)	748	11,574
Red Electrica Corp. SA (Spain)	1,591	85,646
Shikoku Electric Power Co., Inc. (Japan)	100	3,028
TECO Energy, Inc.	5,513	99,840
Westar Energy, Inc.	1,270	33,020
		924,190

Electrical equipment (1.2%)
American Science & Engineering, Inc.	38	3,572
Capstone Turbine Corp. (NON)	2,084	3,168
China High Speed Transmission Equipment Group Co.,
Ltd. (China)	2,000	2,789
Emerson Electric Co.	3,174	189,361
Energy Conversion Devices, Inc. (NON)	281	1,102
Gamesa Corp Tecnologica SA (Spain) (NON)	276	2,434
GrafTech International, Ltd. (NON)	205	4,102
Harbin Electric, Inc. (China) (NON)	157	2,980
Legrand SA (France)	577	24,208
Mitsubishi Electric Corp. (Japan)	8,000	94,918
Powell Industries, Inc. (NON)	125	4,674
Power-One, Inc. (NON) (S)	294	2,420
Satcon Technology Corp. (NON)	800	2,912
SeenTec Co., Ltd. (South Korea)	1,693	17,029
SMA Solar Technology AG (Germany)	15	1,593
Sun King Power Electronics Group. (China) (NON)	54,000	12,084
Sunpower Corp. Class A (NON)	215	3,670
Trony Solar Holdings Co., Ltd. (China) (NON)	3,000	1,824
Yingli Green Energy Holding Co., Ltd. ADR (China)
(NON) (S)	1,602	18,487
		393,327

Electronics (2.9%)
A123 Systems, Inc. (NON)	338	3,204
Advanced Battery Technologies, Inc. (NON)	501	1,944
Analog Devices, Inc.	1,731	69,032
Asustek Computer, Inc. (Taiwan)	2,000	18,241
AU Optronics Corp. (Taiwan) (NON)	15,000	13,664
Badger Meter, Inc.	165	6,486
BYD Co., Ltd. (China)	1,000	3,959
Cavium Networks, Inc. (NON)	195	8,420
China BAK Battery, Inc. (China) (NON)	633	1,146
DDi Corp.	232	2,406
Elster Group SE ADR (Germany) (NON)	301	4,801
Ener1, Inc. (NON)	597	2,203
EnerSys (NON)	404	14,342
Entropic Communications, Inc. (NON)	475	4,399
Fairchild Semiconductor Intl., Inc. (NON)	906	15,955
FEI Co. (NON)	1,101	36,917
Greatbatch, Inc. (NON)	144	3,583
Hon Hai Precision Industry Co., Ltd. (Taiwan)	12,000	44,191
Hynix Semiconductor, Inc. (South Korea) (NON)	1,060	26,730
Integrated Silicon Solutions, Inc. (NON)	164	1,604
Intel Corp.	4,970	106,706
KEMET Corp. (NON)	349	4,851
L-3 Communications Holdings, Inc.	1,601	126,943
LDK Solar Co., Ltd. ADR (China) (NON)	255	3,346
LG Display Co., Ltd. (South Korea)	880	28,018
MEMC Electronic Materials, Inc. (NON)	257	3,487
MIPS Technologies, Inc. (NON)	204	2,483
Motech Industries, Inc. (Taiwan)	1,009	4,442
NVE Corp. (NON)	96	5,688
QLogic Corp. (NON)	5,801	104,766
Radiant Opto-Electronics Corp. (Taiwan)	6,000	13,382
Renesola, Ltd. ADR (China) (NON)	235	2,597
RF Micro Devices, Inc. (NON)	294	2,205
Saft Groupe SA (France)	46	1,762
Samsung Electronics Co., Ltd. (South Korea)	107	87,944
SanDisk Corp. (NON)	2,569	127,422
Simplo Technology Co., Ltd. (Taiwan)	1,100	7,219
Skyworks Solutions, Inc. (NON)	141	5,068
Spectrum Control, Inc. (NON)	87	1,219
TTM Technologies, Inc. (NON)	898	15,751

Ultralife Batteries, Inc. (NON)	174	898
Valence Technology, Inc. (NON)	1,616	2,440
Watts Water Technologies, Inc. Class A	243	9,504
Woongjin Energy Co., Ltd. (South Korea) (NON)	780	10,621
		961,989

Energy (oil field) (2.4%)
Alkane Resources, Ltd. (Australia) (NON)	1,092	1,315
Cal Dive International, Inc. (NON)	460	3,165
Cameron International Corp. (NON)	3,160	186,851
Compagnie Generale de Geophysique-Veritas (France)
(NON)	1,682	62,406
Complete Production Services, Inc. (NON)	307	8,845
Halliburton Co.	4,921	230,992
Helix Energy Solutions Group, Inc. (NON)	692	10,657
Oceaneering International, Inc. (NON)	1,753	146,603
Petrofac, Ltd. (United Kingdom)	841	19,058
Saipem SpA (Italy)	1,357	68,554
Schlumberger, Ltd.	561	52,409
TETRA Technologies, Inc. (NON)	317	4,378
Tidewater, Inc.	164	10,202
		805,435

Energy (other) (0.2%)
Amyris, Inc. (NON)	87	2,827
Areva SA (France)	80	3,898
Ballard Power Systems, Inc. (Canada) (NON)	983	2,123
Canadian Solar, Inc. (Canada) (NON)	106	1,540
China Sunergy Co., Ltd. ADR (China) (NON)	192	864
Covanta Holding Corp.	292	4,941
E-Ton Solar Tech Co., Ltd. (Taiwan) (NON)	1,000	1,423
EDP Renovaveis SA (Spain) (NON)	338	2,029
Enel Green Power SpA (Italy) (NON)	1,264	2,987
Fersa Energias Renovables SA (Spain)	734	1,175
First Solar, Inc. (NON)	36	5,306
FuelCell Energy, Inc. (NON)	1,108	1,939
GCL Poly Energy Holdings, Ltd. (China) (NON)	12,000	6,081
Gintech Energy Corp. (Taiwan)	1,009	3,196
Green Plains Renewable Energy, Inc. (NON)	224	2,740
Gushan Environmental Energy, Ltd. ADR (China) (NON)	326	1,467
Hanwha SolarOne Co., Ltd. ADR (China) (NON)	187	1,599
Headwaters, Inc. (NON)	490	2,484
Iberdrola Renovables SA (Spain)	770	2,893
Innergex Renewable Energy, Inc. (Canada)	300	2,941
JA Solar Holdings Co., Ltd. ADR (China) (NON)	327	2,309
Magma Energy Corp. (Canada) (NON)	1,298	1,631
Nordex AG (Germany) (NON)	154	1,386
Ram Power Corp. (Canada) (NON)	906	1,213
Suzlon Energy, Ltd. (India) (NON)	1,984	2,054
Trina Solar, Ltd. ADR (China) (NON) (S)	120	3,312
		66,358

Engineering and construction (0.2%)
Abengoa SA (Spain)	64	1,795
EMCOR Group, Inc. (NON)	286	9,112
KEPCO Engineering & Construction Co., Inc. (South
Korea)	309	22,406
SembCorp Industries, Ltd. (Singapore)	7,000	26,247
Singapore Technologies Engineering, Ltd. (Singapore)	7,000	17,594
		77,154

Entertainment (--%)
National CineMedia, Inc.	94	1,776
		1,776

Environmental (0.3%)
Bio-Treat Technology, Ltd. (China) (NON)	30,000	942
BWT AG (Austria)	40	1,104
Duoyuan Global Water, Inc. ADR (China) (NON) (S)	482	4,430
Energy Recovery, Inc. (NON)	694	2,353
Epure International, Ltd. (China) (NON)	9,000	4,319
Fuel Tech, Inc. (NON)	231	1,728
Hyflux, Ltd. (Singapore)	3,418	5,238
Kurita Water Industries, Ltd. (Japan)	400	11,371
Met-Pro Corp.	171	1,951
Nalco Holding Co.	2,468	63,107
Sinomem Technology, Ltd. (Singapore)	3,000	1,221
Tianjin Capital Environmental Protection Group Co.,
Ltd. (China)	6,000	2,105
Tri-Tech Holding, Inc. (China) (NON) (S)	226	2,845
Xinjiang Tianye Water Saving Irrigation System Co.,
Ltd. (Hong Kong) (NON)	8,000	1,923
		104,637

Financial (1.3%)
AerCap Holdings NV (Netherlands) (NON)	1,461	19,826
Assurant, Inc.	2,173	88,289
Broadridge Financial Solutions, Inc.	4,161	95,370
First Financial Holding Co., Ltd. (Taiwan)	28,000	22,969
KB Financial Group, Inc. (South Korea)	302	14,802
KKR & Co. LP	949	15,810
Nasdaq OMX Group, Inc. (The) (NON)	5,493	157,155

Yuanta Financial Holding Co., Ltd. (Taiwan)	16,000	11,020
		425,241

Food (1.1%)
Associated British Foods PLC (United Kingdom)	2,180	34,276
Cermaq ASA (Norway) (NON)	670	11,424
Companhia Brasileira de Distribuicao Grupo Pao de
Acucar ADR (Preference) (Brazil)	613	23,116
Cosan SA Industria e Comercio (Brazil)	1,503	23,470
Cosan, Ltd. Class A (Brazil)	362	4,981
Darling International, Inc. (NON)	287	3,986
Hershey Co. (The)	2,474	129,440
Kerry Group PLC Class A (Ireland)	511	18,550
Leroy Seafood Group ASA (Norway)	174	5,436
Marine Harvest (Norway)	18,252	21,426
MEIJI Holdings Co., Ltd. (Japan)	400	18,846
MGP Ingredients, Inc.	326	2,963
Nestle SA (Switzerland)	293	16,593
Nippon Meat Packers, Inc. (Japan)	3,000	42,118
Nutreco Holding NV (Netherlands)	45	3,329
SunOpta, Inc. (Canada) (NON)	418	2,872
Unilever PLC (United Kingdom)	183	5,430
		368,256

Forest products and packaging (0.7%)
Boise, Inc.	645	5,792
China Everbright International, Ltd. (Hong Kong)	15,000	7,102
Clearwater Paper Corp. (NON)	75	5,948
Domtar Corp. (Canada)	103	9,002
KapStone Paper and Packaging Corp. (NON)	580	9,947
MeadWestvaco Corp.	2,494	73,199
Neenah Paper, Inc.	116	2,259
Rayonier, Inc. (R)	2,102	128,916
Rock-Tenn Co. Class A	100	6,865
		249,030

Gaming and lottery (0.1%)
Bally Technologies, Inc. (NON)	125	4,829
OPAP SA (Greece)	1,282	26,773
		31,602

Health-care services (2.9%)
Aetna, Inc.	3,056	114,172
Amedisys, Inc. (NON)	138	4,957
AmerisourceBergen Corp.	2,412	91,439
AMN Healthcare Services, Inc. (NON)	524	3,914
AmSurg Corp. (NON)	98	2,316
Cardinal Health, Inc.	2,610	108,680
Continucare Corp. (NON)	659	3,730
Gentiva Health Services, Inc. (NON)	216	6,098
Health Management Associates, Inc. Class A (NON)	598	5,980
Health Net, Inc. (NON)	1,489	43,806
HealthSouth Corp. (NON)	302	7,311
HealthSpring, Inc. (NON)	284	10,690
Healthways, Inc. (NON)	263	3,674
Humana, Inc. (NON)	1,415	91,989
Kindred Healthcare, Inc. (NON)	168	4,187
Laboratory Corp. of America Holdings (NON)	884	79,675
LHC Group, Inc. (NON)	91	2,717
Lincare Holdings, Inc.	310	9,095
Magellan Health Services, Inc. (NON)	255	12,235
Medco Health Solutions, Inc. (NON)	2,357	145,285
Providence Service Corp. (The) (NON)	174	2,855
Sciclone Pharmaceuticals, Inc. (NON)	529	2,349
Select Medical Holdings Corp. (NON)	629	4,906
Suzuken Co., Ltd. (Japan)	600	17,151
UnitedHealth Group, Inc.	4,119	175,387
Warner Chilcott PLC Class A (Ireland)	595	14,090
WellCare Health Plans, Inc. (NON)	143	5,370
		974,058

Homebuilding (--%)
Standard Pacific Corp. (NON)	720	2,880
		2,880

Household furniture and appliances (0.4%)
Electrolux AB Class B (Sweden)	1,109	27,826
La-Z-Boy, Inc. (NON)	606	6,084
M Video OJSC (Russia) (NON)	1,702	15,999
Select Comfort Corp. (NON)	423	4,708
Whirlpool Corp.	945	77,963
		132,580

Industrial (--%)
China Ming Yang Wind Power Group, Ltd. ADS (China)
(NON)	295	2,897
		2,897

Insurance (2.3%)
Ageas (Belgium)	4,505	14,302

Allied World Assurance Company Holdings, Ltd.	1,660	102,439
American Equity Investment Life Holding Co.	964	12,725
American Financial Group, Inc.	235	8,138
American Safety Insurance Holdings, Ltd. (NON)	329	7,024
Arch Capital Group, Ltd. (NON)	239	21,630
Aspen Insurance Holdings, Ltd.	205	6,058
Assicurazioni Generali SpA (Italy)	3,019	68,299
Assured Guaranty, Ltd. (Bermuda)	1,822	26,474
Berkshire Hathaway, Inc. Class B (NON)	1,415	123,501
CNO Financial Group, Inc. (NON)	696	5,039
Endurance Specialty Holdings, Ltd. (Bermuda)	1,701	84,353
Flagstone Reinsurance Holdings SA (Luxembourg)	495	5,643
Hartford Financial Services Group, Inc. (The)	2,396	70,922
Maiden Holdings, Ltd. (Bermuda)	441	3,524
Ping An Insurance (Group) Co. of China, Ltd. (China)	3,000	30,952
Platinum Underwriters Holdings, Ltd. (Bermuda)	67	2,794
Protective Life Corp.	205	5,828
RenaissanceRe Holdings, Ltd.	516	34,582
Swiss Life Holding AG (Switzerland) (NON)	322	53,251
Symetra Financial Corp.	455	6,507
Tokio Marine Holdings, Inc. (Japan)	2,300	75,631
Universal Insurance Holdings, Inc.	610	3,520
		773,136

Investment banking/Brokerage (1.1%)
3i Group PLC (United Kingdom)	3,059	15,541
Affiliated Managers Group (NON)	1,645	175,604
Cowen Group, Inc. (NON)	448	1,917
Credit Suisse Group (Switzerland)	1,161	53,725
Delek Group, Ltd. (Israel)	72	17,189
E*Trade Financial Corp. (NON)	444	7,095
Evercore Partners, Inc. Class A	106	3,655
Goldman Sachs Group, Inc. (The)	266	43,565
Kinnevik Investment AB Class B (Sweden)	1,534	34,418
Resolution, Ltd. (Guernsey)	428	2,014
Uranium Participation Corp. (Canada) (NON)	169	1,571
		356,294

Lodging/Tourism (0.2%)
Host Marriott Corp. (R)	3,226	59,358
		59,358

Machinery (1.1%)
Alamo Group, Inc.	267	7,780
Altra Holdings, Inc. (NON)	424	9,171
Applied Industrial Technologies, Inc.	354	11,342
BHI Co., Ltd. (South Korea)	916	15,598
China High Precision Automation Group, Ltd. (China)	12,000	9,258
China Valves Technology, Inc. (China) (NON)	396	2,416
Doosan Heavy Industries and Construction Co., Ltd.
(South Korea)	287	17,616
DXP Enterprises, Inc. (NON)	200	4,252
Franklin Electric Co., Inc.	139	5,908
GLV, Inc. Class A (Canada) (NON)	136	1,066
Gorman-Rupp Co. (The)	45	1,680
Joy Global, Inc.	19	1,850
Lindsay Corp.	140	9,885
NACCO Industries, Inc. Class A	27	3,363
Parker Hannifin Corp.	1,873	167,034
Raser Technologies, Inc. (NON)	3,154	867
Regal-Beloit Corp.	1,194	87,102
Timken Co.	124	6,041
		362,229

Manufacturing (1.2%)
AZZ, Inc.	88	3,754
Dover Corp.	2,457	157,862
EnPro Industries, Inc. (NON)	112	4,444
Exide Technologies (NON)	377	4,486
Flowserve Corp.	104	12,997
Generac Holdings, Inc. (NON)	231	4,234
JinkoSolar Holding Co., Ltd. ADR (China) (NON)	84	2,367
John Bean Technologies Corp.	284	5,387
LSB Industries, Inc. (NON)	195	5,905
Mueller Water Products, Inc. Class A	1,786	7,251
Oshkosh Corp. (NON)	238	8,489
Pentair, Inc.	311	11,532
Polypore International, Inc. (NON)	134	7,831
SKF AB Class B (Sweden)	2,758	76,915
Smith (A.O.) Corp.	305	12,322
Standex International Corp.	115	3,941
Thomas & Betts Corp. (NON)	402	22,267
TriMas Corp. (NON)	502	10,326
Valmont Industries, Inc.	168	17,149
Xinjiang Goldwind Science & Technology Co., Ltd.
(China) (NON)	2,600	4,200
		383,659

Media (1.4%)
Interpublic Group of Companies, Inc. (The) (NON)	7,161	94,525
News Corp. Class A	10,238	177,834
Time Warner, Inc.	4,444	169,761
Walt Disney Co. (The)	859	37,573

		479,693

Medical technology (0.8%)
Alliance HealthCare Services, Inc. (NON)	511	2,116
Bruker Corp. (NON)	139	2,667
Coloplast A/S Class B (Denmark)	113	15,920
Cooper Companies, Inc. (The)	139	8,593
Kensey Nash Corp. (NON)	174	4,569
Kinetic Concepts, Inc. (NON)	249	12,194
Life Technologies Corp. (NON)	638	34,050
OraSure Technologies, Inc. (NON)	649	4,498
Orthovita, Inc. (NON)	977	2,325
Pall Corp.	243	13,209
Sirona Dental Systems, Inc. (NON)	79	3,986
STAAR Surgical Co. (NON)	610	3,660
Steris Corp.	227	7,684
Waters Corp. (NON)	1,633	135,621
West Pharmaceutical Services, Inc.	71	2,919
Young Innovations, Inc.	122	3,864
		257,875

Metals (2.6%)
AngloGold Ashanti, Ltd. (South Africa)	320	15,562
Arafura Resources, Ltd. (Australia) (NON)	1,928	2,468
BHP Billiton, Ltd. (Australia)	1,634	77,255
Cameco Corp. (Canada)	109	4,441
Century Aluminum Co. (NON)	183	3,102
China Molybdenum Co., Ltd. (China)	2,000	1,821
China Vanadium Titano-Magnetite Mining Co., Ltd.
(China) (NON)	4,000	1,563
CITIC Dameng Holdings, Ltd. (China) (NON)	5,000	1,619
Coeur d'Alene Mines Corp. (NON)	176	5,546
Commerce Resources Corp. (Canada) (NON)	1,336	1,114
Contango Ore, Inc. (NON)	9	176
Creston Moly Corp. (Canada) (NON)	2,310	1,106
Denison Mines Corp. (Canada) (NON)	418	1,575
Energy Resources of Australia, Ltd. (Australia)	151	1,581
Freeport-McMoRan Copper & Gold, Inc. Class B	3,766	199,410
Gibraltar Industries, Inc. (NON)	479	5,188
Grupo Mexico SAB de CV Ser. B (Mexico)	5,701	21,728
Hecla Mining Co. (NON)	827	8,394
Horsehead Holding Corp. (NON)	723	11,958
Hudson Resources, Inc. (Canada) (NON)	648	941
Hunan Non-Ferrous Metal Corp., Ltd. (China) (NON)	4,000	1,434
Mechel ADR (Russia)	551	16,767
Mitsui Mining & Smelting Co., Ltd. (Japan)	8,000	31,786
Moly Mines, Ltd. (Australia) (NON)	1,189	1,310
Molycorp, Inc. (NON) (S)	320	15,357
Newcrest Mining, Ltd. (Australia)	66	2,561
Noranda Aluminum Holding Corp. (NON)	179	2,823
Northwest Pipe Co. (NON)	98	2,327
Prophecy Resource Corp. (Canada) (NON)	1,066	1,153
Quest Uranium Corp. (Canada) (NON)	491	2,801
Rare Element Resources, Ltd. (Canada) (NON)	212	2,585
Real Gold Mining, Ltd. (China) (NON)	12,500	19,000
Reliance Steel & Aluminum Co.	117	6,474
Rio Tinto PLC (United Kingdom)	1,296	90,859
Rio Tinto, Ltd. (Australia)	1,116	97,477
Sterlite Industries (India), Ltd. (India)	3,001	10,961
Sterlite Industries (India), Ltd. ADR (India)	908	13,384
Stillwater Mining Co. (NON)	553	13,200
Tasman Metals, Ltd. (Canada) (NON)	600	3,058
Thompson Creek Metals Co., Inc. (Canada) (NON)	172	2,267
Ucore Rare Metals, Inc. (Canada) (NON)	2,355	2,692
UEX Corp. (Canada) (NON)	380	880
Umicore NV/SA (Belgium)	204	10,279
Uranium One, Inc. (Canada)	358	2,367
USEC, Inc. (NON)	229	1,218
Vale SA ADR (Preference) (Brazil)	1,844	55,265
Vale SA ADR (Brazil)	1,573	53,844
voestalpine AG (Austria)	886	40,938
Western Lithium Canada Corp. (Canada)	876	1,335
		872,950

Natural gas utilities (--%)
Toho Gas Co., Ltd. (Japan)	2,000	10,750
		10,750

Office equipment and supplies (0.2%)
Canon, Inc. (Japan)	900	43,560
Societe BIC SA (France)	249	21,275
		64,835

Oil and gas (7.0%)
Athabasca Oil Sands Corp. (Canada) (NON)	274	4,656
Atwood Oceanics, Inc. (NON)	214	9,741
BP PLC (United Kingdom)	4,770	38,388
Cairn Energy PLC (United Kingdom) (NON)	2,991	20,782
Caltex Australia, Ltd. (Australia)	2,128	34,440
Canadian Oil Sands Trust (Unit) (Canada)	180	5,570
Chevron Corp.	1,984	205,840
Cimarex Energy Co.	1,711	198,698
CNOOC, Ltd. (China)	16,000	36,484
Connacher Oil and Gas, Ltd. (Canada) (NON)	1,500	2,471

ConocoPhillips	946	73,665
Contango Oil & Gas Co. (NON)	89	5,454
ENI SpA (Italy)	4,293	104,706
Exxon Mobil Corp.	6,081	520,108
Lukoil OAO ADR (Russia)	967	68,415
Murphy Oil Corp.	2,148	157,942
Occidental Petroleum Corp.	295	30,081
OGX Petroleo e Gas Participacoes SA (Brazil) (NON)	3,533	41,286
Oil States International, Inc. (NON)	90	6,551
Oilsands Quest, Inc. (Canada) (NON)	1,286	659
Petroleo Brasileiro SA ADR (Brazil)	1,817	72,371
Petroleo Brasileiro SA ADR (Preference) (Brazil)	1,949	68,546
Petroleum Development Corp. (NON)	319	14,971
Petroquest Energy, Inc. (NON)	215	1,853
Rosetta Resources, Inc. (NON)	319	14,470
Royal Dutch Shell PLC Class B (United Kingdom)	1,656	59,227
Sasol, Ltd. ADR (South Africa)	183	10,041
SK Innovation Co., Ltd. (South Korea)	145	22,612
Statoil ASA (Norway)	3,974	104,724
Stone Energy Corp. (NON)	532	16,109
Suncor Energy, Inc. (Canada)	150	7,053
Sunoco, Inc.	3,020	126,417
Swift Energy Co. (NON)	181	7,774
Tullow Oil PLC (United Kingdom)	1,009	23,571
Unit Corp. (NON)	117	6,962
Vaalco Energy, Inc. (NON)	606	4,860
Valero Energy Corp.	7,144	201,318
W&T Offshore, Inc.	297	7,582
		2,336,398

Pharmaceuticals (4.4%)
Abbott Laboratories	923	44,396
Akorn, Inc. (NON)	594	3,320
Allergan, Inc.	1,956	145,077
AstraZeneca PLC (United Kingdom)	2,159	105,227
Cephalon, Inc. (NON)	1,632	91,898
Endo Pharmaceuticals Holdings, Inc. (NON)	383	13,604
Forest Laboratories, Inc. (NON)	3,918	126,943
GlaxoSmithKline PLC (United Kingdom)	4,680	89,915
Hi-Tech Pharmacal Co., Inc. (NON)	217	5,011
Impax Laboratories, Inc. (NON)	581	11,963
Johnson & Johnson	2,799	171,971
Medicis Pharmaceutical Corp. Class A	369	11,841
Merck & Co., Inc.	2,569	83,672
Novartis AG (Switzerland)	1,041	58,394
Obagi Medical Products, Inc. (NON)	542	6,211
Orion Oyj Class B (Finland)	687	15,722
Par Pharmaceutical Cos., Inc. (NON)	528	16,305
Perrigo Co.	1,597	122,059
Pfizer, Inc.	7,467	143,665
PharMerica Corp. (NON)	232	2,726
Questcor Pharmaceuticals, Inc. (NON)	421	5,456
Roche Holding AG (Switzerland)	352	53,096
Salix Pharmaceuticals, Ltd. (NON)	102	3,401
Sanofi-Aventis (France)	1,471	101,521
Teva Pharmaceutical Industries, Ltd. ADR (Israel)	387	19,389
Watson Pharmaceuticals, Inc. (NON)	201	11,254
		1,464,037

Power producers (0.3%)
China Power New Energy Development Co., Ltd. (China)
(NON)	264,000	22,799
China WindPower Group, Ltd. (China) (NON)	240,000	22,849
NRG Energy, Inc. (NON)	1,882	37,621
Ormat Technologies, Inc.	70	1,754
		85,023

Publishing (0.3%)
Gannett Co., Inc.	326	5,382
R. R. Donnelley & Sons Co.	5,129	95,502
Scholastic Corp.	104	3,266
		104,150

Railroads (0.3%)
Central Japan Railway Co. (Japan)	11	98,571
		98,571

Real estate (1.5%)
Agree Realty Corp. (R)	200	5,106
Aliansce Shopping Centers SA (Brazil)	1,740	12,744
American Capital Agency Corp. (R)	158	4,653
Annaly Capital Management, Inc. (R)	6,276	112,529
Anworth Mortgage Asset Corp. (R)	541	3,863
Ashford Hospitality Trust, Inc. (NON)(R)	529	5,454
C C Land Holdings, Ltd. (China)	45,000	15,044
CBL & Associates Properties, Inc. (R)	529	9,443
Cheung Kong Holdings, Ltd. (Hong Kong)	1,000	15,645
CommonWealth REIT (R)	1,382	39,677
First Industrial Realty Trust (NON)(R)	363	4,069
Glimcher Realty Trust (R)	761	7,001
Hang Lung Group, Ltd. (Hong Kong)	2,000	12,165
Huaku Development Co., Ltd. (Taiwan)	7,000	20,846
IMMOFINANZ AG (Rights) (Austria) (F)	6,922	10

IMMOFINANZ AG (Austria) (NON)	6,922	30,574
Invesco Mortgage Capital, Inc. (R)	200	4,668
Lexington Realty Trust (R)	752	7,121
Liberty Property Trust (R)	1,201	40,558
LSR Group OJSC GDR (Russia) (NON)	2,369	23,572
LTC Properties, Inc. (R)	289	8,445
Mission West Properties (R)	385	2,637
National Health Investors, Inc. (R)	310	14,731
Newcastle Investment Corp. (NON)(R)	518	4,372
Omega Healthcare Investors, Inc. (R)	213	5,106
PDG Realty SA Empreendimentos e Participacoes (Brazil)	8,290	45,275
PS Business Parks, Inc. (R)	141	8,889
Rossi Residencial SA (Brazil)	3,168	24,554
Saul Centers, Inc. (R)	105	4,830
St. Joe Co. (The) (NON)	213	5,704
Starwood Property Trust, Inc. (R)	156	3,649
Universal Health Realty Income Trust (R)	70	2,784
Urstadt Biddle Properties, Inc. Class A (R)	217	4,208
		509,926

Regional Bells (1.1%)
AT&T, Inc.	4,803	136,309
Verizon Communications, Inc.	6,219	229,605
		365,914

Restaurants (0.3%)
AFC Enterprises (NON)	1,025	15,160
CEC Entertainment, Inc. (NON)	127	4,914
DineEquity, Inc. (NON)	87	4,977
Domino's Pizza, Inc. (NON)	1,209	20,396
McDonald's Corp.	670	50,706
Papa John's International, Inc. (NON)	105	3,064
Ruth's Hospitality Group, Inc. (NON)	226	1,132
		100,349

Retail (5.8%)
Advance Auto Parts, Inc.	1,200	75,216
Aeropostale, Inc. (NON)	221	5,733
Amazon.com, Inc. (NON)	166	28,766
AnnTaylor Stores Corp. (NON)	355	8,240
Ascena Retail Group, Inc. (NON)	223	6,967
Best Buy Co., Inc.	3,110	100,266
BR Malls Participacoes SA (Brazil)	2,971	28,293
Cash America International, Inc.	102	4,356
Childrens Place Retail Stores, Inc. (The) (NON)	72	3,290
Coach, Inc.	2,668	146,527
Collective Brands, Inc. (NON)	216	4,925
Costco Wholesale Corp.	2,601	194,529
Deckers Outdoor Corp. (NON)	167	14,733
DSW, Inc. Class A (NON)	323	13,117
Foot Locker, Inc.	3,562	70,777
GameStop Corp. Class A (NON) (S)	2,742	54,703
Genesco, Inc. (NON)	192	7,588
Hyundai Department Store Co., Ltd. (South Korea)	150	16,208
Iconix Brand Group, Inc. (NON)	221	4,884
Industria de Diseno Textil (Inditex) SA (Spain)	324	23,461
JD Group, Ltd. (South Africa)	2,849	21,304
Jos. A. Bank Clothiers, Inc. (NON)	206	9,499
Kenneth Cole Productions, Inc. Class A (NON)	186	2,418
Kingfisher PLC (United Kingdom)	4,616	19,104
Kirkland's, Inc. (NON)	169	2,582
Koninklijke Ahold NV (Netherlands)	5,415	72,710
Limited Brands, Inc.	3,121	99,934
Lojas Renner SA (Brazil)	759	23,257
Next PLC (United Kingdom)	2,264	72,778
OfficeMax, Inc. (NON)	419	5,757
PCD Stores, Ltd. (China)	56,000	15,449
Regis Corp.	173	3,033
Ross Stores, Inc.	1,446	104,170
Safeway, Inc.	5,952	129,873
Shinsegae Co., Ltd. (South Korea)	63	13,942
Sonic Automotive, Inc. Class A	1,288	18,521
Stage Stores, Inc.	317	5,528
Steven Madden, Ltd. (NON)	290	12,511
SUPERVALU, Inc.	281	2,425
Tesco PLC (United Kingdom)	1,157	7,608
TJX Cos., Inc. (The)	2,645	131,906
Toro Co. (The)	73	4,555
Tractor Supply Co.	57	2,968
USANA Health Sciences, Inc. (NON)	52	1,811
Wal-Mart Stores, Inc.	5,048	262,395
Williams-Sonoma, Inc.	1,892	68,282
World Fuel Services Corp.	130	5,387
Zale Corp. (NON)	602	2,480
		1,934,766

Schools (0.1%)
Career Education Corp. (NON)	351	8,463
ITT Educational Services, Inc. (NON)	117	8,874
Lincoln Educational Services Corp.	324	5,025
		22,362

Semiconductor (1.1%)

Advanced Semiconductor Engineering Inc. (Taiwan)	20,000	22,614
Applied Materials, Inc.	12,576	206,624
Cirrus Logic, Inc. (NON)	266	6,211
Entegris, Inc. (NON)	818	7,133
Jusung Engineering Co., Ltd. (South Korea) (NON)	536	8,671
LTX-Credence Corp. (NON)	635	5,677
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	15,000	35,860
Teradyne, Inc. (NON)	3,702	68,968
Ultratech, Inc. (NON)	314	7,762
		369,520

Shipping (0.1%)
CAI International, Inc. (NON)	710	15,038
Swift Transporation Co. (NON)	159	2,293
Wabtec Corp.	229	12,998
		30,329

Software (2.8%)
Adobe Systems, Inc. (NON)	525	18,113
Akamai Technologies, Inc. (NON)	555	20,829
Amdocs, Ltd. (United Kingdom) (NON)	1,774	52,936
AsiaInfo-Linkage, Inc. (China) (NON)	1,201	24,440
CA, Inc.	2,659	65,890
Citrix Systems, Inc. (NON)	485	34,028
Concur Technologies, Inc. (NON)	478	24,870
Informatica Corp. (NON)	205	9,637
Intuit, Inc. (NON)	595	31,285
Lawson Software, Inc. (NON)	905	9,177
Mantech International Corp. Class A (NON)	134	5,789
Microsoft Corp.	11,026	293,071
MicroStrategy, Inc. (NON)	102	12,123
Oracle Corp.	2,868	94,357
Symantec Corp. (NON)	951	17,147
Tencent Holdings, Ltd. (China)	1,400	37,291
TIBCO Software, Inc. (NON)	1,099	27,057
Trend Micro, Inc. (Japan)	400	12,445
VMware, Inc. Class A (NON)	1,777	148,646
Websense, Inc. (NON)	335	7,176
		946,307

Staffing (--%)
On Assignment, Inc. (NON)	404	4,242
		4,242

Technology (0.6%)
Amkor Technologies, Inc. (NON)	395	2,911
CACI International, Inc. Class A (NON)	158	9,373
ON Semiconductor Corp. (NON)	15,699	175,044
Solarworld AG (Germany)	93	1,118
Tech Data Corp. (NON)	307	15,221
		203,667

Technology services (1.9%)
Accenture PLC Class A	3,860	198,713
Baidu, Inc. ADR (China) (NON)	103	12,479
Bitauto Holdings, Ltd. ADR (China) (NON)	327	3,414
Blue Coat Systems, Inc. (NON)	565	15,899
Check Point Software Technologies, Ltd. (Israel) (NON)	398	19,836
ChinaCache International Holdings, Ltd. ADR (China)
(NON)	137	2,914
Computershare Ltd. (Australia)	666	6,532
Convergys Corp. (NON)	430	6,050
CSG Systems International, Inc. (NON)	563	11,007
Fair Isaac Corp.	184	5,143
Global Payments, Inc.	392	18,812
Google, Inc. Class A (NON)	307	188,313
Infospace, Inc. (NON)	517	4,167
Keyw Holding Corp. (The) (NON)	250	3,563
LivePerson, Inc. (NON)	249	2,497
Pacific Online, Ltd. (China)	3,000	1,600
Perfect World Co., Ltd. ADR (China) (NON)	700	14,854
SAIC, Inc. (NON)	414	6,765
Salesforce.com, Inc. (NON)	225	29,761
Sina Corp. (China) (NON)	92	7,514
Sohu.com, Inc. (China) (NON)	74	6,035
SouFun Holdings, Ltd. ADR (China) (NON)	120	2,336
Sourcefire, Inc. (NON)	578	15,664
Unisys Corp. (NON)	527	19,583
VeriSign, Inc.	380	13,410
Youku.com, Inc. ADR (China) (NON)	157	6,530
Zix Corp. (NON)	787	2,904
		626,295

Telecommunications (1.7%)
ADTRAN, Inc.	351	15,963
Allot Communications, Ltd. (Israel) (NON)	230	3,665
American Tower Corp. Class A (NON)	1,506	81,264
Aruba Networks, Inc. (NON)	101	3,075
Bharti Airtel, Ltd. (India)	2,105	15,435
BT Group PLC (United Kingdom)	27,609	81,834
China Mobile, Ltd. (China)	2,000	18,871
EchoStar Corp. Class A (NON)	950	32,965

France Telecom SA (France)	2,007	44,407
InterDigital, Inc.	65	3,099
Iridium Communications, Inc. (NON)	824	7,746
j2 Global Communications, Inc. (NON)	98	2,851
Loral Space & Communications, Inc. (NON)	105	7,944
Mobile Telesystems ADR (Russia)	1,915	36,059
NeuStar, Inc. Class A (NON)	270	6,818
NII Holdings, Inc. (NON)	3,292	134,840
Qiao Xing Universal Resources, Inc. (China) (NON)	451	1,087
Tele2 AB Class B (Sweden)	864	19,727
Telecom Corp. of New Zealand, Ltd. (New Zealand)	21,444	33,753
USA Mobility, Inc.	302	4,506
		555,909

Telephone (0.3%)
Atlantic Tele-Network, Inc.	86	3,353
Nippon Telegraph & Telephone (NTT) Corp. (Japan)	1,900	93,004
		96,357

Textiles (0.4%)
Burberry Group PLC (United Kingdom)	2,937	57,286
Maidenform Brands, Inc. (NON)	260	7,056
Perry Ellis International, Inc. (NON)	162	4,704
Phillips-Van Heusen Corp.	65	3,901
UniFirst Corp.	81	4,568
VF Corp.	471	45,061
Warnaco Group, Inc. (The) (NON)	192	11,272
		133,848

Tire and rubber (--%)
Cooper Tire & Rubber	186	4,364
		4,364

Tobacco (0.8%)
Japan Tobacco, Inc. (Japan)	9	37,457
Lorillard, Inc.	1,667	127,975
Philip Morris International, Inc.	1,397	87,704
		253,136

Transportation (--%)
TAL International Group, Inc.	224	7,813
		7,813

Transportation services (--%)
ComfortDelgro Corp., Ltd. (Singapore)	8,000	9,769
HUB Group, Inc. Class A (NON)	181	6,328
		16,097

Trucks and parts (0.6%)
Aisin Seiki Co., Ltd. (Japan)	2,500	95,591
American Axle & Manufacturing Holdings, Inc. (NON)	294	3,931
ArvinMeritor, Inc. (NON)	673	12,060
Autoliv, Inc. (Sweden)	723	54,145
Fuel Systems Solutions, Inc. (NON)	75	2,184
Hyundai Mobis (South Korea)	72	16,848
Quantum Fuel Systems Technologies Worldwide, Inc. (NON)	160	822
Tenneco Automotive, Inc. (NON)	125	4,985
Westport Innovations, Inc. (Canada) (NON)	149	2,740
		193,306

Utilities and power (--%)
China Longyuan Power Group Corp. (China) (NON)	6,000	5,418
EDF Energies Nouvelles SA (France)	39	1,776
Infigen Energy (Australia)	3,539	1,310
		8,504

Waste Management (--%)
Calgon Carbon Corp. (NON)	542	7,610
EnergySolutions, Inc.	348	2,304
Rentech, Inc. (NON)	1,741	2,228
		12,142

Water Utilities (0.1%)
China Water Affairs Group, Ltd. (Hong Kong)	10,000	3,724
Cia de Saneamento Basico do Estado de Sao Paulo ADR
(Brazil)	173	8,640
Guangdong Investment, Ltd. (China)	10,000	5,084
Manila Water Co., Inc. (Philippines)	4,800	1,773
Severn Trent PLC (United Kingdom)	367	8,878
		28,099

Total common stocks (cost $22,927,331)		$29,947,044

INVESTMENT COMPANIES (5.9%)(a)
	Shares	Value

BlackRock Kelso Capital Corp.	417	$5,183
Financial Select Sector SPDR Fund	8,623	145,298

Harris & Harris Group, Inc. (NON)			2,231	13,051
iShares MSCI EAFE Index Fund			2,475	152,336
iShares Russell 2000 Growth Index Fund			292	26,849
iShares Russell 2000 Value Index Fund			291	21,714
MCG Capital Corp.			1,811	13,220
Midcap SPDR Trust Series 1			596	104,580
NGP Capital Resources Co.			632	6,358
SPDR S&P 500 ETF Trust			10,990	1,463,319

Total investment companies (cost $1,745,938)				$1,951,908

WARRANTS (--%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Aventine Renewable Energy Holdings, Inc. (F)	3/15/15	$40.94	19	$--

Total warrants (cost $881)				$--

SHORT-TERM INVESTMENTS (4.5%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.21% (d)			$91,137	$91,137
Putnam Money Market Liquidity Fund 0.17% (e)			$1,003,184	1,003,184
U.S. Treasury Bills for effective yields ranging from
0.23% to 0.24%, October 20, 2011 (SEG)			269,000	268,650
U.S. Treasury Bills for an effective yield of 0.26%,
March 10, 2011 (SEG)			147,000	146,990

Total short-term investments (cost $1,509,894)				$1,509,961

TOTAL INVESTMENTS

Total investments (cost $26,184,044)(b)				$33,408,913

FORWARD CURRENCY CONTRACTS at 2/28/11 (aggregate face value $19,080,296) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Australian Dollar	Sell	3/16/11	$16,678	$16,552	$(126)
	Brazilian Real	Buy	3/16/11	7,671	7,649	22
	British Pound	Sell	3/16/11	255,538	253,575	(1,963)
	Canadian Dollar	Sell	3/16/11	437,931	427,671	(10,260)
	Chilean Peso	Sell	3/16/11	36,927	37,232	305
	Czech Koruna	Buy	3/16/11	22,358	22,206	152
	Euro	Buy	3/16/11	247,025	243,797	3,228
	Japanese Yen	Sell	3/16/11	139,525	137,109	(2,416)
	Mexican Peso	Buy	3/16/11	10,546	10,602	(56)
	Norwegian Krone	Buy	3/16/11	248,700	242,954	5,746
	Singapore Dollar	Sell	3/16/11	2,439	2,433	(6)
	South Korean Won	Buy	3/16/11	73,181	74,744	(1,563)
	Swedish Krona	Buy	3/16/11	67,418	64,043	3,375
	Swiss Franc	Sell	3/16/11	158,721	157,512	(1,209)
	Taiwan Dollar	Buy	3/16/11	36,885	37,609	(724)
	Turkish Lira	Buy	3/16/11	33,417	33,797	(380)

Barclays Bank PLC
	Australian Dollar	Buy	3/16/11	91,121	90,597	524
	Brazilian Real	Buy	3/16/11	120,873	120,241	632
	British Pound	Sell	3/16/11	75,474	74,920	(554)
	Canadian Dollar	Sell	3/16/11	67,635	66,180	(1,455)
	Chilean Peso	Sell	3/16/11	11,548	11,400	(148)
	Czech Koruna	Buy	3/16/11	43,434	43,921	(487)
	Euro	Buy	3/16/11	454,168	450,033	4,135
	Hungarian Forint	Buy	3/16/11	21,515	21,266	249
	Indian Rupee	Sell	3/16/11	11,832	11,735	(97)
	Japanese Yen	Sell	3/16/11	506,611	509,105	2,494
	Mexican Peso	Buy	3/16/11	27,744	27,901	(157)
	New Zealand Dollar	Sell	3/16/11	21,517	22,023	506
	Norwegian Krone	Sell	3/16/11	88,484	86,523	(1,961)
	Philippines Peso	Buy	3/16/11	30,335	30,081	254
	Polish Zloty	Buy	3/16/11	57,910	58,604	(694)
	Singapore Dollar	Buy	3/16/11	38,626	38,465	161
	South Korean Won	Buy	3/16/11	20,809	21,163	(354)
	Swedish Krona	Sell	3/16/11	75,976	74,700	(1,276)
	Swiss Franc	Sell	3/16/11	116,726	111,735	(4,991)
	Taiwan Dollar	Buy	3/16/11	19,438	19,771	(333)
	Thai Baht	Buy	3/16/11	29,615	29,365	250
	Turkish Lira	Sell	3/16/11	1,624	1,645	21

Citibank, N.A.
	Australian Dollar	Buy	3/16/11	64,578	64,331	247
	Brazilian Real	Buy	3/16/11	57,530	57,348	182
	British Pound	Buy	3/16/11	71,082	70,544	538
	Canadian Dollar	Buy	3/16/11	69,385	67,921	1,464
	Chilean Peso	Buy	3/16/11	64,617	63,727	890
	Czech Koruna	Buy	3/16/11	42,323	41,954	369
	Danish Krone	Sell	3/16/11	5,053	5,049	(4)
	Euro	Buy	3/16/11	201,208	201,035	173
	Hong Kong Dollar	Sell	3/16/11	196,515	196,575	60
	Hungarian Forint	Sell	3/16/11	18,420	18,516	96
	Japanese Yen	Sell	3/16/11	390,606	392,544	1,938
	Mexican Peso	Buy	3/16/11	70,112	70,576	(464)
	New Zealand Dollar	Sell	3/16/11	1,354	1,385	31
	Norwegian Krone	Sell	3/16/11	36,910	36,066	(844)
	Polish Zloty	Buy	3/16/11	53,136	53,701	(565)
	Singapore Dollar	Sell	3/16/11	19,274	19,263	(11)
	South African Rand	Sell	3/16/11	38,434	36,667	(1,767)
	South Korean Won	Buy	3/16/11	34,252	35,019	(767)
	Swedish Krona	Buy	3/16/11	109,795	107,876	1,919
	Swiss Franc	Buy	3/16/11	360,622	358,082	2,540
	Taiwan Dollar	Sell	3/16/11	6,548	6,782	234
	Turkish Lira	Sell	3/16/11	13,679	13,837	158

Credit Suisse AG
	Australian Dollar	Buy	3/16/11	125,189	124,220	969
	Brazilian Real	Buy	3/16/11	72,032	71,516	516
	British Pound	Buy	3/16/11	565,404	561,084	4,320
	Canadian Dollar	Sell	3/16/11	46,634	45,636	(998)
	Czech Koruna	Buy	3/16/11	35,860	36,248	(388)
	Euro	Buy	3/16/11	44,023	44,200	(177)
	Indian Rupee	Sell	3/16/11	11,661	11,569	(92)
	Japanese Yen	Buy	3/16/11	464,189	466,472	(2,283)
	Malaysian Ringgit	Buy	3/16/11	48,893	49,123	(230)
	Norwegian Krone	Sell	3/16/11	86,361	82,909	(3,452)
	Polish Zloty	Sell	3/16/11	14,112	13,765	(347)
	South African Rand	Sell	3/16/11	5,717	5,500	(217)
	South Korean Won	Buy	3/16/11	48,390	49,299	(909)
	Swedish Krona	Buy	3/16/11	28,057	27,562	495
	Swiss Franc	Buy	3/16/11	73,330	72,927	403
	Taiwan Dollar	Buy	3/16/11	20,259	20,362	(103)
	Turkish Lira	Buy	3/16/11	57,777	58,161	(384)

Deutsche Bank AG

Australian Dollar	Buy	3/16/11	111,562	110,525	1,037
Brazilian Real	Buy	3/16/11	47,043	46,772	271
Canadian Dollar	Buy	3/16/11	275,277	269,190	6,087
Chilean Peso	Buy	3/16/11	1,435	1,416	19
Czech Koruna	Sell	3/16/11	11,020	10,755	(265)
Euro	Sell	3/16/11	77,696	77,643	(53)
Hungarian Forint	Sell	3/16/11	11,779	11,840	61
Malaysian Ringgit	Buy	3/16/11	47,877	48,129	(252)
Mexican Peso	Buy	3/16/11	12,263	12,336	(73)
New Zealand Dollar	Sell	3/16/11	17,981	18,397	416
Norwegian Krone	Buy	3/16/11	100,454	98,092	2,362
Philippines Peso	Buy	3/16/11	30,179	29,902	277
Polish Zloty	Sell	3/16/11	52,718	51,420	(1,298)
Singapore Dollar	Buy	3/16/11	26,511	26,483	28
South Korean Won	Buy	3/16/11	73,301	74,594	(1,293)
Swedish Krona	Sell	3/16/11	146,994	145,290	(1,704)
Swiss Franc	Sell	3/16/11	145,261	144,314	(947)
Taiwan Dollar	Sell	3/16/11	2,690	2,780	90
Turkish Lira	Buy	3/16/11	29,545	29,916	(371)

Goldman Sachs International
Australian Dollar	Sell	3/16/11	27,255	27,042	(213)
British Pound	Sell	3/16/11	49,774	49,395	(379)
Canadian Dollar	Sell	3/16/11	182,420	178,650	(3,770)
Chilean Peso	Sell	3/16/11	84	83	(1)
Euro	Buy	3/16/11	166,017	164,271	1,746
Hungarian Forint	Sell	3/16/11	38,729	38,360	(369)
Japanese Yen	Sell	3/16/11	193,379	191,561	(1,818)
Norwegian Krone	Buy	3/16/11	85,469	83,516	1,953
Polish Zloty	Buy	3/16/11	30,732	30,874	(142)
South African Rand	Buy	3/16/11	9,834	9,472	362
Swedish Krona	Sell	3/16/11	99,091	97,372	(1,719)
Swiss Franc	Sell	3/16/11	201,793	200,475	(1,318)

HSBC Bank USA, National Association
Australian Dollar	Sell	3/16/11	20,848	20,685	(163)
British Pound	Sell	3/16/11	75,474	74,897	(577)
Euro	Buy	3/16/11	164,223	164,106	117
Hong Kong Dollar	Buy	3/16/11	93,249	93,287	(38)
Indian Rupee	Sell	3/16/11	11,663	11,570	(93)
Japanese Yen	Sell	3/16/11	357,639	356,099	(1,540)
New Zealand Dollar	Sell	3/16/11	45,441	46,491	1,050
Norwegian Krone	Buy	3/16/11	158,201	154,548	3,653
Philippines Peso	Buy	3/16/11	30,179	29,964	215
Singapore Dollar	Buy	3/16/11	3,619	3,614	5
South Korean Won	Buy	3/16/11	80,573	82,284	(1,711)
Swiss Franc	Sell	3/16/11	129,863	126,325	(3,538)
Taiwan Dollar	Sell	3/16/11	19,516	20,177	661

JPMorgan Chase Bank, N.A.
Australian Dollar	Buy	3/16/11	356,754	353,940	2,814
Brazilian Real	Buy	3/16/11	98,580	98,033	547
British Pound	Buy	3/16/11	63,600	63,115	485
Canadian Dollar	Buy	3/16/11	121,682	119,030	2,652
Chilean Peso	Buy	3/16/11	17,804	17,585	219
Czech Koruna	Sell	3/16/11	45,401	44,304	(1,097)
Euro	Sell	3/16/11	584,994	583,715	(1,279)
Hong Kong Dollar	Buy	3/16/11	71,391	71,413	(22)
Hungarian Forint	Sell	3/16/11	44,416	44,746	330
Japanese Yen	Sell	3/16/11	226,496	225,661	(835)
Malaysian Ringgit	Buy	3/16/11	44,210	44,401	(191)
Mexican Peso	Buy	3/16/11	154,739	155,399	(660)
New Zealand Dollar	Sell	3/16/11	18,507	18,931	424
Norwegian Krone	Sell	3/16/11	212,450	207,521	(4,929)
Polish Zloty	Sell	3/16/11	12,021	11,726	(295)
Singapore Dollar	Buy	3/16/11	64,980	64,935	45
South African Rand	Buy	3/16/11	22,354	21,536	818
South Korean Won	Buy	3/16/11	33,458	34,156	(698)
Swedish Krona	Sell	3/16/11	123,437	121,491	(1,946)
Swiss Franc	Sell	3/16/11	142,461	141,423	(1,038)
Taiwan Dollar	Buy	3/16/11	43,178	44,679	(1,501)
Thai Baht	Buy	3/16/11	30,095	29,847	248
Turkish Lira	Sell	3/16/11	12,305	12,437	132

Royal Bank of Scotland PLC (The)
Australian Dollar	Buy	3/16/11	121,833	120,817	1,016
Brazilian Real	Buy	3/16/11	52,076	51,791	285
British Pound	Sell	3/16/11	185,920	184,523	(1,397)
Canadian Dollar	Sell	3/16/11	23,780	23,533	(247)
Chilean Peso	Sell	3/16/11	36,385	35,835	(550)
Czech Koruna	Sell	3/16/11	24,302	23,657	(645)
Euro	Buy	3/16/11	448,647	448,039	608
Hungarian Forint	Buy	3/16/11	53,529	52,930	599
Japanese Yen	Sell	3/16/11	222,965	224,086	1,121
Malaysian Ringgit	Buy	3/16/11	48,893	49,073	(180)
Norwegian Krone	Sell	3/16/11	21,443	21,181	(262)
Polish Zloty	Buy	3/16/11	41,359	41,871	(512)
Singapore Dollar	Buy	3/16/11	21,948	21,866	82
South African Rand	Buy	3/16/11	3,330	3,256	74
South Korean Won	Buy	3/16/11	13,332	13,607	(275)
Swedish Krona	Sell	3/16/11	50,729	49,887	(842)

Swiss Franc	Sell	3/16/11	116,187	115,118	(1,069)
Taiwan Dollar	Buy	3/16/11	24,533	25,383	(850)
Turkish Lira	Buy	3/16/11	10,119	10,160	(41)

State Street Bank and Trust Co.
Australian Dollar	Buy	3/16/11	104,748	103,949	799
Brazilian Real	Buy	3/16/11	99,598	99,275	323
British Pound	Sell	3/16/11	161,196	159,946	(1,250)
Canadian Dollar	Buy	3/16/11	34,693	34,108	585
Euro	Buy	3/16/11	80,870	80,623	247
Hungarian Forint	Sell	3/16/11	17,888	17,923	35
Japanese Yen	Sell	3/16/11	176,317	174,582	(1,735)
Malaysian Ringgit	Buy	3/16/11	51,807	52,002	(195)
Mexican Peso	Buy	3/16/11	33,636	33,404	232
Norwegian Krone	Sell	3/16/11	40,175	39,281	(894)
Philippines Peso	Buy	3/16/11	30,179	29,953	226
Polish Zloty	Buy	3/16/11	80,314	81,562	(1,248)
Swedish Krona	Sell	3/16/11	76,465	75,181	(1,284)
Swiss Franc	Sell	3/16/11	76,668	76,109	(559)
Taiwan Dollar	Buy	3/16/11	18,127	18,398	(271)
Thai Baht	Buy	3/16/11	30,095	29,829	266

UBS AG
Australian Dollar	Sell	3/16/11	71,900	70,620	(1,280)
British Pound	Sell	3/16/11	177,950	176,616	(1,334)
Canadian Dollar	Sell	3/16/11	426,813	417,135	(9,678)
Czech Koruna	Buy	3/16/11	36,235	36,576	(341)
Euro	Sell	3/16/11	235,985	234,394	(1,591)
Hungarian Forint	Sell	3/16/11	14,562	14,503	(59)
Indian Rupee	Buy	3/16/11	29,767	29,406	361
Japanese Yen	Sell	3/16/11	234,591	233,184	(1,407)
Mexican Peso	Buy	3/16/11	71,680	71,732	(52)
Norwegian Krone	Sell	3/16/11	35,501	34,901	(600)
Polish Zloty	Buy	3/16/11	39,060	39,462	(402)
South African Rand	Buy	3/16/11	8,090	7,795	295
Swedish Krona	Buy	3/16/11	415,577	408,496	7,081
Swiss Franc	Buy	3/16/11	44,472	44,541	(69)
Thai Baht	Buy	3/16/11	29,615	29,345	270

Westpac Banking Corp.
Australian Dollar	Buy	3/16/11	141,258	140,150	1,108
British Pound	Sell	3/16/11	262,044	260,032	(2,012)
Canadian Dollar	Buy	3/16/11	70,312	68,815	1,497
Euro	Buy	3/16/11	150,009	149,880	129
Japanese Yen	Sell	3/16/11	276,887	275,721	(1,166)
New Zealand Dollar	Buy	3/16/11	226	231	(5)
Norwegian Krone	Buy	3/16/11	144,732	141,541	3,191
Swedish Krona	Sell	3/16/11	56,840	55,888	(952)
Swiss Franc	Sell	3/16/11	172,612	171,448	(1,164)

Total					$(30,616)

FUTURES CONTRACTS OUTSTANDING at 2/28/11 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

DAX Index (Long)	1	$251,059	Mar-11	$10,298
Euro STOXX 50 Index (Short)	10	415,884	Mar-11	(8,555)
FTSE 100 Index (Short)	2	194,354	Mar-11	(916)
FTSE/MIB Index (Short)	2	310,264	Mar-11	1,363
MSCI EAFE Index E-Mini (Short)	9	791,145	Mar-11	(60,678)
NASDAQ 100 Index E-Mini (Short)	10	470,150	Mar-11	(7,069)
S&P 500 Index E-Mini (Long)	18	1,193,400	Mar-11	66,636
S&P 500 Index E-Mini (Short)	9	596,700	Mar-11	(33,531)
S&P Mid Cap 400 Index E-Mini (Long)	1	96,590	Mar-11	5,394
S&P/TSX 60 Index (Long)	1	167,357	Mar-11	9,531
SPI 200 Index (Short)	1	122,930	Mar-11	(1,405)
Tokyo Price Index (Long)	6	698,024	Mar-11	47,642

Total				$28,710

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/11 (Unaudited)

				Fixed payments	Total return	Unrealized
Swap counterparty /			Termination	received (paid) by	received by	appreciation/
Notional amount			date	fund per annum	or paid by fund	(depreciation)

Citibank, N.A.
	$143	(F)	2/22/12	(1 month USD-	MSCI Daily Total	$1,050
				LIBOR-BBA plus	Return Net
				0.45%)	Brazil USD Index

	137	(F)	2/22/12	(1 month USD-	MSCI Daily Total	1,938
				LIBOR-BBA plus	Return Net
				0.50%)	Brazil USD Index

	41	(F)	2/22/12	(1 month USD-	MSCI Daily Total	260
				LIBOR-BBA plus	Return Net
				0.50%)	Brazil USD Index

JPMorgan Chase Bank, N.A.
shares	17,338		10/20/11	(3 month USD-	iShares MSCI	(20,258)
				LIBOR-BBA plus	Emerging Markets
				5 bp)	Index

Total						$(17,010)

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") based on the securities' valuation inputs.

Key to holding's abbreviations

ADR	American Depository Receipts
ADS	American Depository Shares
ETF	Exchange Traded Fund
GDR	Global Depository Receipts
NVDR	Non-voting Depository Receipt
OJSC	Open Joint Stock Company
SPDR	S&P 500 Index Depository Receipts

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2010, through February 28, 2011 (the reporting period).

(a) Percentages indicated are based on net assets of $33,275,456.

(b) The aggregate identified cost on a tax basis is $31,684,657, resulting in gross unrealized appreciation and depreciation of $2,053,218 and $328,962, respectively, or net unrealized appreciation of $1,724,256.

(NON) Non-income-producing security.

(SEG) These securities, in part or in entirety, were pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

(d) The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $88,832. The fund received cash collateral of $91,137 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close fo the reporting period.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $2,221 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $16,468,100 and $18,508,423, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at the close of the reporting period.

At the close of the reporting period, the fund maintained liquid assets totaling $68,669 to cover certain derivatives contracts.

ADR, ADS or GDR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at the close of the reporting period (as a percentage of Portfolio Value):

United States	74.6%
Japan	3.9
United Kingdom	3.3
China	2.2
Italy	2.0
Brazil	1.7
France	1.4
Australia	1.4
South Korea	1.2
Russia	0.9
Taiwan	0.8
Switzerland	0.7
Netherlands	0.7
Sweden	0.6
Norway	0.5
Hong Kong	0.4
Spain	0.4
Bermuda	0.4
South Africa	0.3
Canada	0.3
Austria	0.2

Portugal	0.2
Israel	0.2
Greece	0.2
New Zealand	0.2
Singapore	0.2
Denmark	0.2
India	0.2
Mexico	0.1
Indonesia	0.1
Thailand	0.1
Ireland	0.1
Turkey	0.1
Belgium	0.1
Finland	0.1

Total	100.0%

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Investment Management, LLC (Putnam Management), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Futures contracts: The fund uses futures contracts to hedge interest rate risk, to gain exposure to interest rates, to hedge prepayment risk, to equitize cash and to manage exposure to market risk.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” The fund had an average number of futures contracts of approximately 81 for the reporting period.

Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk and to gain exposure on currency. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. The fund had an average contract amount of approximately $21,000,000 on forward currency contracts for the reporting period.

Total return swap contracts: The fund enters into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to hedge sector exposure, manage exposure to specific sectors or industries, to manage exposure to credit risk, to gain exposure to specific markets/countries sectors/industries, to gain exposure to rates of inflation in specific regions/countries and to hedge inflation in specific regions/countries. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. The fund had an average notional amount of approximately $2,700,000 on total return swap contracts for the reporting period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At the close of the reporting period, the fund had a net liability position of $62,300 on derivative contracts subject to the Master Agreements. There was no collateral posted by the fund.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Basic materials	$1,679,169	$596,981	$--

Capital goods	1,493,979	424,681	--

Communication services	1,139,887	161,063	--

Conglomerates	560,435	103,461	--

Consumer cyclicals	3,388,388	254,369	--

Consumer staples	2,341,158	135,053	1,005

Energy	3,402,566	129,814	--

Financial	3,830,791	589,604	10

Health care	2,946,050	17,151	--

Technology	4,737,455	599,454	--

Transportation	190,177	167,777	--

Utilities and power	952,497	104,069	--

Total common stocks	26,662,552	3,283,477	1,015

Investment companies	1,951,908	--	--

Short-term investments	1,003,184	506,777	--

Totals by level	$29,617,644	$3,790,254	$1,015

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	--	(30,616)	--

Futures contracts	28,710	--	--

Total return swap contracts	--	(17,010)	--

Totals by level	$28,710	$(47,626)	$--

At the start and/or close of the reporting period, Level 3 investments in securities and other financial instruments were not considered a significant portion of the fund's portfolio.

Market Values of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Foreign exchange contracts	$89,150	$119,766

Equity contracts	123,854	112,154

Total	$213,004	$231,920

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: April 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: April 28, 2011

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: April 28, 2011